Goodwill - Summary of Goodwill by Segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	£ 7,224	£ 6,824	£ 6,899
Scientific, Technical & Medical [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,669	1,594
Risk [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,546	3,186
Legal [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,395	1,428
Exhibitions [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 614	£ 616